Related party transactions (Details) - EUR (€) € in Millions	6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020
Related party transactions
Contributions to defined benefit pension	€ 99.0	€ 11.0
Dividends	1,367.0	1,299.0
Associates
Related party transactions
Sales of goods and services	7.0	12.0
Purchase of goods and services	3.0
Trade balances owed by	3.0		€ 4.0
Trade balances owed to	3.0		4.0
Joint arrangements
Related party transactions
Sales of goods and services	100.0	99.0
Purchase of goods and services	90.0	88.0
Interest income receivable from joint arrangements1	29.0	45.0
Interest expense payable to joint arrangements2	29.0
Trade balances owed by	94.0		157.0
Trade balances owed to	23.0		37.0
Other balances owed by	894.0		1,083.0
Other balances owed to	1,673.0		€ 2,017.0
Board members and executive committee members
Related party transactions
Dividends	€ 1.0	€ 0.7